Organization and nature of business (Details)	6 Months Ended
	Mar. 31, 2024	Aug. 24, 2023
Farmmi International
Entity Incorporation, Date of Incorporation	Aug. 20, 2015
Entity Incorporation, State Country Name	Hong Kong
Ownership	100.00%
Principal Activities	Holding company
Farmmi Enterprise
Entity Incorporation, Date of Incorporation	May 23, 2016
Entity Incorporation, State Country Name	Zhejiang, China
Ownership	100.00%
Principal Activities	Holding company
Farmmi Technology
Entity Incorporation, Date of Incorporation	Jun. 06, 2016
Entity Incorporation, State Country Name	Zhejiang, China
Ownership	100.00%
Principal Activities	Holding company
Farmmi Food
Entity Incorporation, Date of Incorporation	Dec. 26, 2017
Entity Incorporation, State Country Name	Zhejiang, China
Ownership	100.00%
Principal Activities	Dehydrating, further processing and distribution of edible fungus
Farmmi E-Commerce
Entity Incorporation, Date of Incorporation	Mar. 22, 2019
Entity Incorporation, State Country Name	Zhejiang, China
Ownership	100.00%
Principal Activities	Technology development, technical services and technical consultation related to agricultural products
Farmmi Biotech
Entity Incorporation, Date of Incorporation	Apr. 07, 2021
Entity Incorporation, State Country Name	Zhejiang, China
Ownership	100.00%
Principal Activities	Research and development of mushroom powder and mushroom extract
Farmmi Ecology
Entity Incorporation, Date of Incorporation	Apr. 25, 2021
Entity Incorporation, State Country Name	Zhejiang, China
Ownership	100.00%
Principal Activities	Holding company
Farmmi Supply Chain
Entity Incorporation, Date of Incorporation	May 11, 2021
Entity Incorporation, State Country Name	Zhejiang, China
Ownership	100.00%
Principal Activities	Agricultural products supply chain
Farmmi Health Development
Entity Incorporation, Date of Incorporation	Sep. 17, 2021
Entity Incorporation, State Country Name	Zhejiang, China
Ownership	100.00%
Principal Activities	Holding company
Jiangxi Xiangbo
Entity Incorporation, Date of Incorporation	Jun. 18, 2021
Entity Incorporation, State Country Name	Jiangxi, China
Ownership	100.00%
Principal Activities	Holding company
Yudu Yada
Entity Incorporation, Date of Incorporation	Nov. 10, 2010
Entity Incorporation, State Country Name	Jiangxi, China
Ownership	100.00%
Principal Activities	Forestry development
Guoning Zhonghao
Entity Incorporation, Date of Incorporation	Jun. 15, 2021
Entity Incorporation, State Country Name	Zhejiang, China
Ownership	100.00%
Principal Activities	Agriculture exporting
Farmmi Eco Agri
Entity Incorporation, Date of Incorporation	May 27, 2022
Entity Incorporation, State Country Name	Zhejiang, China
Ownership	100.00%
Principal Activities	Agriculture products
Farmmi Canada
Entity Incorporation, Date of Incorporation	Jul. 13, 2022
Entity Incorporation, State Country Name	Canada
Ownership	100.00%
Principal Activities	Agriculture products
Ningbo Farmmi Trade
Entity Incorporation, Date of Incorporation	Nov. 14, 2022
Entity Incorporation, State Country Name	Zhejiang, China
Ownership	100.00%
Principal Activities	Trading
Yitang Mediservice
Entity Incorporation, Date of Incorporation	Sep. 07, 2021
Entity Incorporation, State Country Name	Zhejiang, China
Ownership	100.00%
Principal Activities	Medical services
Yiting Meditech
Entity Incorporation, Date of Incorporation	Sep. 17, 2021
Entity Incorporation, State Country Name	Zhejiang, China
Ownership	100.00%
Principal Activities	Medical technology
Farmmi USA
Entity Incorporation, Date of Incorporation	Apr. 20, 2023
Entity Incorporation, State Country Name	USA
Ownership	100.00%	100.00%
Principal Activities	Import and export of agriculture products
FAMI
Entity Incorporation, Date of Incorporation	Jul. 28, 2015
Entity Incorporation, State Country Name	Cayman
Principal Activities	Holding company
Zhejiang Suyuan Agricultural
Entity Incorporation, Date of Incorporation	Jul. 25, 2022
Entity Incorporation, State Country Name	Zhejiang, China
Ownership	100.00%
Principal Activities	Holding company
Farmmi Healthcare
Entity Incorporation, Date of Incorporation	Sep. 18, 2021
Entity Incorporation, State Country Name	Zhejiang, China
Ownership	100.00%
Principal Activities	Medical health